FINANCIAL RISK MANAGEMENT - Schedule of Maturity Analysis for non-Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 53,490	$ 93,764
Borrowings	1,324,848	1,498,166
Leases	34,889	32,448
Other liabilities	181,003	331,677
Total	1,594,230	1,956,055
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	53,490	93,764
Borrowings	200,822	271,096
Leases	12,358	10,925
Other liabilities	178,779	326,302
Total	445,449	702,087
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	864,264	778,887
Leases	22,531	21,523
Other liabilities	2,224	5,375
Total	889,019	805,785
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	259,762	448,183
Leases	0	0
Other liabilities	0	0
Total	$ 259,762	$ 448,183